Net Loss Per Share - Computation of Company's Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (25,483)	$ (20,629)	$ (44,995)	$ (33,800)	$ (27,222)
Cumulative dividends on convertible preferred stock			0	0	(2,898)
Deemed capital conversion of Series C convertible preferred stock into common stock			0	0	8,783
Deemed dividend on convertible preferred stock extinguishment			0	0	(6,863)
Deemed capital contribution on repurchase of Series A preferred stock			0	9	0
Net loss attributable to common stockholders			$ (44,995)	$ (33,791)	$ (28,200)
Weighted-average common shares used in computing net loss per share, basic and diluted	38,223,071	915,870	17,432,434	892,315	815,340
Net loss per share, basic and diluted	$ (0.67)	$ (22.52)	$ (2.58)	$ (37.87)	$ (34.59)